Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment
Reconciliation of the carrying amount of property, plant and equipment

	2017			2016
	Group occupied property	Tangible assets	Total	Group occupied property	Tangible assets	Total

	£m	£m	£m	£m	£m	£m
At 1 January
Cost	439	1,077	1,516	480	1,387	1,867
Accumulated depreciation	(88)	(685)	(773)	(69)	(601)	(670)

Net book amount	351	392	743	411	786	1,197

Year ended 31 December
Opening net book amount	351	392	743	411	786	1,197
Exchange differences	(8)	(14)	(22)	50	52	102
Depreciation charge	(22)	(94)	(116)	(15)	(144)	(159)
Additions	17	117	134	15	333	348
Arising on acquisitions of subsidiaries*	—	178	178	—	—	—
Disposals and transfers	(43)	(85)	(128)	(110)	(635)	(745)

Closing net book amount	295	494	789	351	392	743

At 31 December
Cost	367	1,041	1,408	439	1,077	1,516
Accumulated depreciation	(72)	(547)	(619)	(88)	(685)	(773)

Net book amount	295	494	789	351	392	743

*	Arising on an acquisition made for venture fund purposes by the PAC with-profits fund.